John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 30.2%				$20,394,580
(Cost $19,062,141)
U.S. Government 22.2%				15,024,739
U.S. Treasury
Note	0.625	05-15-30	225,000	223,453
Note	1.625	02-15-26	800,000	855,688
Note	1.750	11-15-29	230,000	252,605
Note	1.875	04-30-22	500,000	514,355
Note	1.875	07-31-22	300,000	309,926
Note	2.000	02-15-23	500,000	522,773
Note	2.000	02-15-25	650,000	700,553
Note	2.125	03-31-24	600,000	641,438
Note	2.250	11-15-24	1,100,000	1,193,285
Note	2.250	11-15-27	525,000	589,846
Note	2.375	08-15-24	1,250,000	1,356,494
Note	2.375	04-30-26	1,500,000	1,669,629
Note	2.375	05-15-27	600,000	675,750
Note	2.375	05-15-29	300,000	344,484
Note	2.500	05-15-24	950,000	1,030,861
Note	2.750	06-30-25	400,000	447,688
Note	2.750	02-15-28	250,000	290,625
Note	2.875	11-15-21	400,000	413,125
Note	2.875	05-15-28	450,000	528,926
Note	2.875	08-15-28	700,000	825,508
Note	3.000	09-30-25	700,000	795,594
Note	3.125	11-15-28	700,000	842,133
U.S. Government Agency 8.0%				5,369,841
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	246,697	260,358
15 Yr Pass Thru	3.000	03-01-32	616,190	653,198
15 Yr Pass Thru	3.500	03-01-30	270,717	289,054
15 Yr Pass Thru	3.500	04-01-32	533,854	581,692
15 Yr Pass Thru	4.000	05-01-33	265,485	282,295
30 Yr Pass Thru	3.500	03-01-48	480,601	512,815
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	285,617	311,478
15 Yr Pass Thru	3.500	11-01-34	196,819	210,826
15 Yr Pass Thru	4.000	05-01-33	388,816	424,490
30 Yr Pass Thru	3.000	05-01-48	274,817	295,440
30 Yr Pass Thru	3.500	07-01-47	381,673	404,752
30 Yr Pass Thru	4.000	10-01-47	351,703	388,297
30 Yr Pass Thru	4.500	01-01-46	374,442	415,979

30 Yr Pass Thru	5.000	11-01-39	295,513	339,167
Corporate bonds 44.5%				$30,067,348
(Cost $27,987,523)
Communication services 2.9%				1,989,083
Diversified telecommunication services 1.6%
AT&T, Inc.	4.125	02-17-26	290,000	334,766
AT&T, Inc.	4.300	02-15-30	200,000	238,932
Verizon Communications, Inc.	4.329	09-21-28	275,000	333,137
Verizon Communications, Inc.	5.150	09-15-23	195,000	221,530
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	327,517
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.8%
Comcast Corp.	3.150	03-01-26	295,000	$330,905
Comcast Corp.	3.400	04-01-30	175,000	202,296
Consumer discretionary 2.4%				1,605,366
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	310,540
Multiline retail 0.4%
Target Corp.	2.650	09-15-30	275,000	304,795
Specialty retail 1.1%
Lowe's Companies, Inc.	3.100	05-03-27	265,000	295,099
The Home Depot, Inc.	2.950	06-15-29	200,000	225,484
The Home Depot, Inc.	3.350	09-15-25	200,000	225,390
Textiles, apparel and luxury goods 0.4%
NIKE, Inc.	2.750	03-27-27	220,000	244,058
Consumer staples 3.8%				2,578,379
Beverages 1.4%
Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	367,094
PepsiCo, Inc.	2.750	03-05-22	255,000	264,506
PepsiCo, Inc.	2.750	03-19-30	305,000	341,701
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	385,571
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	229,609
The Clorox Company	3.900	05-15-28	200,000	237,318
Personal products 1.1%
The Estee Lauder Companies, Inc.	3.150	03-15-27	350,000	396,459
Unilever Capital Corp.	4.250	02-10-21	350,000	356,121
Energy 2.2%				1,504,681
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	271,090
Oil, gas and consumable fuels 1.8%
Enbridge, Inc.	4.000	10-01-23	270,000	293,431
Equinor ASA	2.650	01-15-24	350,000	374,672
Shell International Finance BV	3.250	05-11-25	300,000	335,127
Total Capital International SA	3.455	02-19-29	200,000	230,361
Financials 14.2%				9,565,151
Banks 8.7%
African Development Bank	0.750	04-03-23	300,000	303,781
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	165,000	166,468
Bank of America Corp.	3.248	10-21-27	175,000	194,795
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	223,500
Bank of Montreal	2.050	11-01-22	150,000	155,225
BNP Paribas SA	3.250	03-03-23	430,000	460,799
Citigroup, Inc.	3.200	10-21-26	500,000	556,656
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	323,329
JPMorgan Chase & Co.	3.300	04-01-26	470,000	527,525
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	200,000	241,323
KeyBank NA	3.300	02-01-22	250,000	260,328
KeyCorp	2.550	10-01-29	201,000	214,088
Royal Bank of Canada	1.950	01-17-23	255,000	264,268
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada	3.200	04-30-21	150,000	$152,853
The Bank of Nova Scotia	1.950	02-01-23	245,000	253,660
The PNC Financial Services Group, Inc.	3.500	01-23-24	495,000	542,304
The Toronto-Dominion Bank	1.800	07-13-21	405,000	410,440
US Bancorp	2.375	07-22-26	300,000	328,540
Westpac Banking Corp.	2.000	08-19-21	300,000	304,891
Capital markets 3.2%
Intercontinental Exchange, Inc.	0.700	06-15-23	29,000	29,187
John Deere Capital Corp.	2.250	09-14-26	285,000	309,338
Morgan Stanley	3.700	10-23-24	275,000	306,998
Morgan Stanley	4.000	07-23-25	200,000	228,858
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	266,688
The Bank of New York Mellon Corp.	2.950	01-29-23	125,000	132,457
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	273,426
The Goldman Sachs Group, Inc.	3.500	11-16-26	565,000	630,100
Consumer finance 0.5%
American Express Company	2.750	05-20-22	305,000	316,579
Insurance 1.8%
Aon Corp.	2.800	05-15-30	198,000	214,356
Chubb INA Holdings, Inc.	2.875	11-03-22	250,000	261,025
Lincoln National Corp.	3.050	01-15-30	105,000	113,239
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	288,824
Prudential Financial, Inc.	1.500	03-10-26	110,000	114,787
Prudential Financial, Inc.	3.500	05-15-24	175,000	194,516
Health care 6.9%				4,670,337
Biotechnology 2.2%
AbbVie, Inc.	3.600	05-14-25	210,000	234,366
AbbVie, Inc.	4.250	11-14-28	222,000	264,271
Amgen, Inc.	2.200	02-21-27	310,000	328,065
Amgen, Inc.	2.650	05-11-22	100,000	103,751
GlaxoSmithKline Capital PLC	2.875	06-01-22	250,000	260,700
Novartis Capital Corp.	3.000	11-20-25	275,000	305,379
Health care equipment and supplies 0.7%
Abbott Laboratories	2.950	03-15-25	291,000	319,547
Medtronic, Inc.	3.150	03-15-22	148,000	154,432
Health care providers and services 2.5%
Anthem, Inc.	3.650	12-01-27	330,000	378,881
CVS Health Corp.	3.875	07-20-25	265,000	299,935
CVS Health Corp.	4.300	03-25-28	230,000	270,772
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	263,953
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	228,840
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	238,556
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	4.497	03-25-30	130,000	161,667
Pharmaceuticals 1.3%
Merck & Company, Inc.	3.400	03-07-29	435,000	507,828
Sanofi	4.000	03-29-21	200,000	204,249
Zoetis, Inc.	3.250	02-01-23	137,000	145,145
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 2.9%				$1,925,302
Aerospace and defense 0.7%
Lockheed Martin Corp.	3.550	01-15-26	250,000	285,360
Northrop Grumman Corp.	2.930	01-15-25	200,000	218,218
Air freight and logistics 0.2%
United Parcel Service, Inc.	3.050	11-15-27	115,000	129,903
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	236,381
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	180,000	196,498
Machinery 0.7%
Caterpillar, Inc.	3.400	05-15-24	300,000	329,424
Deere & Company	2.600	06-08-22	130,000	134,712
Road and rail 0.6%
CSX Corp.	3.700	11-01-23	150,000	164,448
Union Pacific Corp.	2.750	03-01-26	210,000	230,358
Information technology 3.3%				2,251,364
IT services 0.7%
Mastercard, Inc.	3.350	03-26-30	165,000	193,505
PayPal Holdings, Inc.	2.200	09-26-22	260,000	269,599
Semiconductors and semiconductor equipment 0.9%
Intel Corp.	2.450	11-15-29	240,000	260,881
Intel Corp.	3.300	10-01-21	205,000	211,744
Texas Instruments, Inc.	2.250	09-04-29	145,000	155,284
Software 1.0%
Microsoft Corp.	2.700	02-12-25	300,000	327,445
Oracle Corp.	2.400	09-15-23	210,000	221,946
Oracle Corp.	2.500	05-15-22	120,000	124,052
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	2.850	02-23-23	460,000	486,908
Materials 1.3%				846,514
Chemicals 1.1%
Air Products and Chemicals, Inc.	1.850	05-15-27	185,000	195,008
Eastman Chemical Company	3.600	08-15-22	240,000	252,049
Ecolab, Inc.	3.250	01-14-23	255,000	270,226
Containers and packaging 0.2%
WRKCo, Inc.	3.750	03-15-25	115,000	129,231
Real estate 1.7%				1,144,459
Equity real estate investment trusts 1.7%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	120,000	152,272
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	364,803
Boston Properties LP	3.800	02-01-24	200,000	217,385
Prologis LP	1.250	10-15-30	170,000	165,912
Simon Property Group LP	3.375	10-01-24	225,000	244,087
Utilities 2.9%				1,986,712
Electric utilities 2.1%
DTE Electric Company	2.250	03-01-30	150,000	160,444
Florida Power & Light Company	2.850	04-01-25	120,000	131,954
MidAmerican Energy Company	3.100	05-01-27	275,000	309,029
NSTAR Electric Company	2.375	10-15-22	380,000	393,901
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NSTAR Electric Company	3.200	05-15-27	125,000	$140,740
Xcel Energy, Inc.	4.000	06-15-28	250,000	294,802
Independent power and renewable electricity producers 0.4%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	288,250
Multi-utilities 0.4%

Sempra Energy	3.550	06-15-24	245,000	267,592
Municipal bonds 12.4%				$8,409,861
(Cost $7,997,501)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	155,507
California State University	1.740	11-01-30	210,000	210,149
City of El Paso Water & Sewer Revenue (Texas)	1.313	03-01-28	145,000	146,154
City of New York	2.260	03-01-22	385,000	395,079
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	481,667
City of Winston-Salem Water & Sewer System Revenue (North Carolina)	1.570	06-01-28	115,000	118,022
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	328,715
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	166,343
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	306,750
Kent City School District (Ohio)	5.000	12-01-20	200,000	201,898
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	327,360
Louisiana Public Facilities Authority	2.193	12-15-20	400,000	400,600
Massachusetts Water Resources Authority	2.223	08-01-27	500,000	537,125
Montgomery County Economic Development Authority (Maryland)	2.202	06-01-24	195,000	203,057
Montgomery County Economic Development Authority (Maryland)	2.342	06-01-25	95,000	99,907
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	273,237
Municipality of Anchorage (Alaska)	1.436	08-01-30	185,000	184,974
New Mexico Finance Authority	2.287	06-15-21	195,000	197,642
New York City Housing Development Corp.	2.416	05-01-24	325,000	339,008
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	375,554
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	502,080
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	219,964
State of Hawaii	1.395	08-01-30	300,000	298,002
Tennessee State School Bond Authority	2.054	11-01-21	460,000	468,363
Texas A&M University	3.231	05-15-27	350,000	399,245
Texas Public Finance Authority	4.000	02-01-23	215,000	231,858
Texas State University System	3.277	03-15-27	370,000	417,120

University of North Texas System	3.357	04-15-27	375,000	424,481
Collateralized mortgage obligations 5.0%				$3,377,713
(Cost $3,300,953)
U.S. Government Agency 5.0%				3,377,713
Federal Home Loan Mortgage Corp.
Series K028, Class A2	3.111	02-25-23	340,000	359,061
Series K036, Class A2 (A)	3.527	10-25-23	237,000	257,582
Series K724, Class A2 (A)	3.062	11-25-23	302,000	323,157
Series K725, Class A2	3.002	01-25-24	617,000	664,273
Federal National Mortgage Association
Series 2012-68, Class GU	1.750	05-25-31	364,000	373,410
Series 2012-M3, Class 1A2	3.044	01-25-22	260,960	267,556
Series 2013-135, Class KM	2.500	03-25-28	195,355	200,363
Series 2015-M4, Class AV2 (A)	2.509	07-25-22	243,795	248,440
Series 2016-36, Class BC	2.500	03-25-43	361,848	375,178

Series 2017-M10, Class AV2 (A)	2.641	07-25-24	294,000	308,693
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 5.7%				$3,880,720
(Cost $3,812,203)
Asset backed securities 5.7%				3,880,720
American Express Credit Account Master Trust Series 2019-1, Class A	2.870	10-15-24	1,000,000	1,039,867
BA Credit Card Trust Series 2018-A3, Class A3	3.100	12-15-23	715,000	732,627
Chase Issuance Trust Series 2020-A1, Class A1	1.530	01-15-25	367,000	377,281
Ford Credit Auto Owner Trust
Series 2018-B, Class A3	3.240	04-15-23	513,390	524,355
Series 2019-C, Class A3	1.870	03-15-24	174,000	178,135
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A3	0.450	04-16-25	206,000	206,244
Honda Auto Receivables Owner Trust Series 2019-4, Class A3	1.830	01-18-24	240,000	245,889
United States Small Business Administration
Series 2016-20F, Class 1	2.180	06-01-36	226,133	236,360
Series 2017-20H, Class 1	2.750	08-01-37	157,448	166,677
Series 2020-20H, Class 1	0.900	08-01-40	174,000	173,285

	Yield (%)	Shares	Value
Short-term investments 2.2%			$1,470,313
(Cost $1,470,313)
Short-term funds 2.2%			1,470,313
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.0314(B)	1,470,313	1,470,313

Total investments (Cost $63,630,634) 100.0%	$67,600,535
Other assets and liabilities, net 0.0%	30,674
Total net assets 100.0%	$67,631,209

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 8-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$20,394,580	—	$20,394,580	—
Corporate bonds	30,067,348	—	30,067,348	—
Municipal bonds	8,409,861	—	8,409,861	—
Collateralized mortgage obligations	3,377,713	—	3,377,713	—
Asset backed securities	3,880,720	—	3,880,720	—
Short-term investments	1,470,313	$1,470,313	—	—
Total investments in securities	$67,600,535	$1,470,313	$66,130,222	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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